NOTE PAYABLE (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
Note payable
ERP system fully expensed due to abandonment of implementation			$ 0	$ 0
Note Payable.
Note payable
Proceeds from issuance of note payable	$ 150
Total cost for ERP system including interest	$ 159
Implicit interest rate	6.00%
Future minimum principal payments			$ 0
ERP system fully expensed due to abandonment of implementation		$ 150